JPMORGAN TRUST II

270 Park Avenue

New York, NY 10017

August 29, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (“Trust”) on behalf of
the funds listed in Appendix A (the “Funds”)
Files No. 2-95973 & 811-4236

Ladies and Gentlemen:

We hereby submit for filing via EDGAR pursuant to the Securities Ac of 1933, as amended (“1933 Act,” and Rule 485(a) thereunder, and the Investment Company Act f 1940, as amended (“1940 Act”), on behalf of the Trust, Post-Effective Amendment No. 190 (Amendment No. 191 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

This filing is being made for the purpose of reflecting changes to the fundamental investment objectives for the Funds. These new investment objectives were approved by each Fund’s shareholders at meetings held this summer. We do not believe that the changes made in this Amendment related to the other funds included in the prospectuses or the SAI are material and so we have not included their fund or class codes in the submission on EDGAR. If you have any questions or comments, please call the undersigned at 614-901-1370.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary

cc: Stephanie Hui

Appendix A

JPMorgan Equity Funds

JPMorgan Equity Income Fund

JPMorgan Large Cap Growth Fund

JPMorgan Market Expansion Enhanced Index Fund

JPMorgan Mid Cap Growth Fund